Income taxes: (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Non-capital loss carryforwards	$ 0	$ 6,449,000
Scientific research and experimental development	3,574,000	3,793,000
Other	315,000	256,000
Total deferred tax assets	$ 3,889,000	$ 10,498,000